Investment Objectives and Goals - OnTrack Core Fund	Apr. 28, 2026
Advisor Class Shares [Member]
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	OnTrack Core Fund (the “Fund”) seeks total return while keeping the Fund’s volatility and downside risk below that of major equity market indices.
Investor Class Shares [Member]
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	OnTrack Core Fund (the “Fund”) seeks total return while keeping the Fund’s volatility and downside risk below that of major equity market indices.